CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 7) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Cash flows from operating activities:
Net income	$ 16,518	99,998	83,309	56,573	$ 8,340	50,498	37,971	16,821
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	1,633	9,887	8,258	6,483	1,633	9,887	8,258	6,483
Investment (loss) income	(82)	(497)	(1,460)	201	(82)	(496)	(226)	201
Equity in earnings of subsidiaries and VIE					(14,115)	(85,450)	(45,200)	(26,074)
Changes in assets and liabilities:
Prepaid expenses and other current assets	135	814	532	7,458	111	669	(31)	242
Amounts due from related parties	(6,913)	(41,850)	(64,325)	8,646	424	2,564	(1,897)	(1,574)
Accrued expense and other liabilities	3,936	23,830	20,851	8,700	(129)	(766)	(2,907)	242
Amount due to a related party	1,487	9,000	22,468	(19,717)	11,896	72,012		16
Deferred revenue	684	4,143	7,438	21,858	(95)	(578)	(529)	(546)
Net cash (used in) provided by operating activities	27,325	165,422	122,296	124,458	7,983	48,340	(4,561)	(4,189)
Cash flows from investing activities:
Purchase of term deposits	(98,758)	(597,850)	(526,347)	(341,963)	(600)	(3,632)
Maturity of term deposits	91,305	552,736	532,482	364,300	600	3,632
Proceeds from the sale of investment	1,294	7,832	26,187	16,306	1,294	7,832	7,953	8,306
Purchase of investments							(4,546)	(2,556)
Net cash provided by investing activities	(7,424)	(44,944)	10,774	(22,249)	1,294	7,832	3,407	5,750
Cash flows from financing activities:
Repurchase and cancellation of ordinary shares					(47,178)	(285,603)	(4,574)	(7,437)
Proceeds from exercise of share options	1,835	11,108	5,068	598	1,835	11,108	5,068	598
Financing costs related to loans	(1,414)	(8,557)			(631)	(3,822)
Proceeds from borrowings of short-term debt	11,301	68,410			11,301	68,410
Proceeds from borrowings of long-term debt	62,815	380,261			62,815	380,261
Repayment of borrowings of short-term debt	(10,455)	(63,290)			10,455	(63,290)
Repayment of borrowings of long-term debt	(26,389)	(159,750)			26,389	(159,750)
Prepayment for shares repurchases	(47,178)	(285,603)	(4,574)	(7,437)				(168)
Net cash provided by financing activities	(12,348)	(74,754)	(20,947)	(19,036)	(8,702)	(52,686)	494	(7,007)
Effect of exchange rate changes	33	198	53	80	33	198	53	80
Net decrease in cash and cash equivalents	7,586	45,922	112,176	83,253	608	3,684	(607)	(5,366)
Cash and cash equivalents, beginning of year	63,750	385,922	273,746	190,493	23	137	744	6,110
Cash and cash equivalents, end of year	$ 71,336	431,844	385,922	273,746	$ 631	3,821	137	744